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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 Sixth Avenue, 28th Floor, New York, NY 10019

Form 13F File Number: 28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jason Ader
Title: Portfolio Manager
Phone: 212-445-7800

Signature, Place, and Date of Signing:


           /s/ Jason Ader                 New York, NY        February 11, 2011
------------------------------------   ------------------   --------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:      14 items
Form 13F Information Table Value Total:       $65,937
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
                        TITLE OF               VALUE                    PUT/ INVESTMENT          -----------------
NAME OF ISSUER            CLASS     CUSIP   (X $1,000)   SHARES  SH/PRN CALL DISCRETION MANAGERS     SOLE     NONE
--------------          -------- ---------- ---------- --------- ------ ---- ---------- -------- ------------ ----
Aetna Inc               COM      00817Y108       5,339   174,979   SH           SOLE      NONE     174,979.00    0
Costco Wholesale Corp   COM      22160K105       5,230    72,431   SH           SOLE      NONE      72,431.00    0
Dell Inc                COM      24702R101       5,319   392,554   SH           SOLE      NONE     392,554.00    0
Edison International    COM      281020107       5,323   137,890   SH           SOLE      NONE     137,890.00    0
Electronic Arts Inc     COM      285512109       3,770   230,141   SH           SOLE      NONE     230,141.00    0
FedEx Corp              COM      31428X106       5,410    58,169   SH           SOLE      NONE      58,169.00    0
Harley-Davidson Inc     COM      412822108       5,152   148,590   SH           SOLE      NONE     148,590.00    0
Lockheed Martin Corp    COM      539830109       5,465    78,175   SH           SOLE      NONE      78,175.00    0
Northrop Grumman Corp   COM      666807102       5,411    83,525   SH           SOLE      NONE      83,525.00    0
Pfizer Inc              COM      717081103       5,445   310,973   SH           SOLE      NONE     310,973.00    0
UnitedHealth Group Inc  COM      91324P102       5,586   154,695   SH           SOLE      NONE     154,695.00    0
Waste Management Inc    COM      94106L109       1,808    49,025   SH           SOLE      NONE      49,025.00    0
India Hospitality Corp           B40Z3X6 GB      4,537 8,725,583   SH           SOLE      NONE   8,725,583.00    0
WESTERN LIBERTY BANCORP          961443108       2,142   400,367   SH           SOLE      NONE     400,367.00    0